OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 7,068	$ 5,939
Subcontractors accrual	1,160	1,692
Accrued taxes	3,863	6,523
Contingent consideration related to the acquisition		1,550
Total other payables and accrued expenses	$ 12,091	$ 15,704